Intangible Assets - Disclosure of Intangible Assets Principal Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.12 percentage
Administration [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20 percentage
Administration [member] | Vehicles [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20 percentage
Administration [member] | Data Processing Equipment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	20 percentage
Administration [member] | Furniture [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10 percentage
Administration [member] | Vehicles one [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	14.29 percentage
Administration [member] | General equipment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.25 percentage
Administration [member] | Buildings [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.33 percentage
Gas [member] | Tubing [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.33 percentage
Gas [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4 percentage
Gas [member] | Improvements in leased properties [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	10 percentage
Gas [member] | Machinery and equipment [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	5.2 percentage
Distribution [member] | System cable - below 69 KV one [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.67 Percnetage
Distribution [member] | System cable - below 69 KV [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.57 Percentage
Distribution [member] | Structure - Posts [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.57 Percentage
Distribution [member] | Overhead distribution transformer [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4 Percentage
Distribution [member] | Circuit breaker - up to 69 kV [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	3.03 Percentage
Distribution [member] | Capacitor bank - up to 69 kV [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	6.67 Percentage
Distribution [member] | Voltage regulator - up to 69 kV [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates	4.35 Percentage